Accounts receivable, net	12 Months Ended
Mar. 31, 2014
Accounts receivable, net
Accounts receivable, net

3                                         Accounts receivable, net

(a)                                Accounts receivable consist of the following:

	March 31,
	2013	2014	2014
	RMB	RMB	US$

Accounts receivable	372,919	383,794	61,739
Less: Allowance for doubtful accounts	(50,473)	(63,025)	(10,138)
Total accounts receivable, net	322,446	320,769	51,601

Representing:

Current portion:
- processing fees	49,092	64,838	10,430
- storage fees	23,357	28,894	4,648
- others	627	1,541	248
	73,076	95,273	15,326
Non-current portion:
- processing fees	249,370	225,496	36,275
Total accounts receivable, net	322,446	320,769	51,601

Non-current gross accounts receivable as of March 31, 2014 are due for payment as follows:

	March 31, 2014
	RMB	US$
Fiscal years ending March 31,
2016	35,442	5,701
2017	32,161	5,174
2018	28,363	4,563
2019	25,537	4,108
2020 and thereafter	146,696	23,598
	268,199	43,144

(b)                                 An analysis of the allowance for doubtful accounts is as follows:

	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Balance at beginning of year	39,956	52,544	50,473	8,119
Charged to allowance for doubtful accounts	12,588	7,468	17,973	2,891
Write-off charged against the allowance for the year		(9,539)	(5,421)	(872)
Balance at end of year	52,544	50,473	63,025	10,138

The Group continuously monitors the recoverability of the accounts receivable, the credit quality of such receivables, the effectiveness and the efficiency of its collection efforts.

During the years ended March 31, 2013 and 2014, the Group wrote-off accounts receivable of RMB9,539 and RMB5,421 (US$872), which were aged over three years since there was sufficient evidence available to prove the debtor’s inability to make payments.